Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,781,627)	$ (5,547,498)	$ (10,801,913)	$ (3,480,752)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on bargain purchase	(2,639,861)
Income from discontinued operations				(240,405)
Gain on disposition of subsidiary				(3,282,804)
Gain on forgiveness of debt				(360,302)
Gain on disposal of property and equipment	(18,026)	(47,690)	(65,417)	(10,885)
Loss on redemption of preferred shares				4,017,553
Loss on extinguishment of debt		2,039,815	2,039,815	137,692
Loss on write-down of contingent note payable		158,817	158,817	602,204
Loss on change in fair value of warrant liability	27,900
Gain on change in fair value of derivative liabilities	(425,977)
Deferred tax asset (liability)	(15,000)	(1,497,000)	(1,471,000)	75,000
Bad debt expense	46,172
Inventory reserve	120,000		38,000
Depreciation and amortization	1,818,373	1,526,759	2,037,112	908,982
Amortization of debt discounts	3,879,558	1,697,572	1,900,194	382,565
Amortization of right-of-use assets	631,960	409,641	593,121	181,032
Changes in operating assets and liabilities:
Receivables	(676,181)	(1,957,022)	(1,836,572)	48,930
Contract assets	55,363	(39,996)	(1,108)
Inventories	104,178	670,699	1,205,283	389,110
Prepaid expenses and other current assets	(814,427)	(280,129)	202,173	182,366
Other assets	3,262	3,125	3,494
Accounts payable and accrued expenses	2,526,198	1,689,185	2,992,107	719,890
Contract liabilities	(447,705)	(1,965,568)	(194,608)	(950,640)
Customer deposits	(493,781)	(488,593)	(405,601)	94,302
Due to related parties				3,570
Operating lease liabilities	(597,698)	(349,403)	(525,374)	(177,282)
Net cash used in operating activities from continuing operations			(4,131,477)	(897,566)
Net cash used in operating activities from discontinued operations				(170,580)
Net cash used in operating activities	(5,697,319)	(3,977,286)	(4,131,477)	(1,068,146)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid in acquisition, net of cash acquired	(3,670,887)			(15,857,295)
Proceeds from disposition of subsidiary				325,000
Purchases of property and equipment	(230,152)	(255,930)	(256,677)	(177,475)
Proceeds from disposal of property and equipment		77,513	97,140	25,000
Investments in certificates of deposit	(506)	(527)	(881)
Net cash used in investing activities from continuing operations			(160,418)	(15,684,770)
Net cash provided by investing activities from discontinued operations				644,303
Net cash used in investing activities	(3,901,545)	(178,944)	(160,418)	(15,040,467)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable, net of fees and debt discounts				23,744,975
Payment of notes payable – related party				(100,000)
Proceeds from (repayment on) lines of credit				(301,081)
Repayment of grid note – related party				(56,900)
Repayments to sellers				(977,686)
Cash paid for financing costs				(165,230)
NET CHANGE IN CASH AND CASH EQUIVALENTS FROM CONTINUING OPERATIONS			(304,178)	3,184
NET CHANGE IN CASH AND CASH EQUIVALENT FROM DISCONTINUED OPERATIONS				265,030
CASH AND CASH EQUIVALENTS AVAILABLE FROM DISCONTINUED OPERATIONS				265,030
Net proceeds from issuance of common shares and warrants in connection with private debt offerings	5,767,518
Net proceeds from issuance of common shares and warrants in public offerings	2,352,680	5,148,700	5,148,700
Net proceeds from notes payable	1,410,000	499,600	499,600	3,550,000
Net proceeds from revolving line of credit	3,086,227
Proceeds from exercise of warrants	5,064
Repayments of notes payable and finance lease liabilities	(1,939,558)	(810,315)	(977,907)	(5,021,511)
Accrued common share dividends paid		(1,093,354)	(1,093,354)
Net cash provided by financing activities from continuing operations			3,987,717	16,585,520
Net cash used in financing activities from discontinued operations				(208,693)
Net cash provided by financing activities	10,576,260	4,357,196	3,987,717	16,376,827
NET CHANGE IN CASH AND CASH EQUIVALENTS	977,396	200,966
CASH AND CASH EQUIVALENTS
Beginning of the period	1,079,355	1,383,533	1,383,533	1,380,349
End of the period	2,056,751	1,584,499	1,079,355	1,383,533
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	3,217,831	1,576,964	2,115,140	176,204
Cash paid for income taxes	141,135		188,224	50,000
NON-CASH INVESTING AND FINANCING ACTIVITIES
Net assets acquired in the acquisition of ICU Eyewear	7,139,861
Deemed dividend from issuance of warrants to common shareholders	618,000
Deemed dividend from down round provision in warrants	1,779,000	9,012,730	9,012,730
Net assets acquired in the acquisition of High Mountain and Innovative Cabinets				3,716,375
Net assets acquired in the acquisition of Wolo				6,606,403
Due to seller (net cash paid to seller after closing)				977,685
Notes payable sellers				6,730,345
Accrued common share dividends				242,160
Deemed dividend related to issuance of preferred shares				1,527,086
Additional paid in capital – common shares and warrants issued				757,792
Issuance of common shares upon cashless exercise of warrants	23	1	1
Debt discounts on notes payable	4,705,971	503,050	503,050
Fair value of derivative liabilities recognized upon issuance of notes payable	2,613,177
Fair value of warrant liability recognized upon issuance of prefunded warrants	1,156,300
Issuance of common shares upon exercise of prefunded warrants	220
Extinguishment of warrant liability upon exercise of prefunded warrants	1,184,200
Reclassification of notes payable to convertible notes payable upon default	3,329,702
Issuance of common shares upon conversion of convertible notes payable and accrued interest	3,129,976
Settlement of revolving line of credit and accrued interest through the issuance of a new revolving line of credit	2,003,985
Financed purchases of property and equipment	256,843	568,764	568,764	688,978
Operating lease right-of-use asset and liability initial measurement	2,088,680
Operating lease right-of-use asset and liability remeasurement		254,713	254,713	2,184,477
Series B Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends on senior convertible preferred shares			(162,268)
Net proceeds from issuance of senior convertible preferred shares		1,429,700	1,429,700
Redemption of series senior convertible preferred shares		(57,501)	(57,501)
Accrued series preferred share dividends paid	(105,671)	(113,052)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares	139,084
Issuance of common shares upon settlement of accrued series dividends	54,839
Issuance of common shares upon conversion of series preferred shares	973,682
Series A Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Dividends on senior convertible preferred shares			(590,162)	(1,032,806)
Net proceeds from issuance of senior convertible preferred shares				3,000,000
Redemption of series senior convertible preferred shares		(209,091)	(209,091)	(6,054,241)
Accrued series preferred share dividends paid		(437,491)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accrued dividends on series preferred shares	314,037
Issuance of common shares upon settlement of accrued series dividends	401,183
Issuance of common shares upon conversion of series preferred shares	1,148,369	111,986	111,986
Previously Reported
Adjustments to reconcile net loss to net cash used in operating activities:
Loss on extinguishment of debt		$ 2,039,815	$ 2,039,815